Consolidated Statements of Cash Flow - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Net income (loss) for the period	€ (3,103)	€ (5,574)	€ 691
Non-cash items:
Depreciation of property, plant, and equipment (Note 5.2)	385	203	251
Amortization of intangible assets (Note 5.1)	3,180	2,881	1,027
Impairment of intangible and long-lived assets	3,324	25	0
Net finance expenses (Note 4.9)	958	543	268
Foreign currency gains and losses (Note 4.9)	(388)	(34)	(139)
Gain from the disposal of discontinued operations (Note 4.2)	0	0	(381)
Gain/loss on disposal of tangible and intangible assets (Note 5.2)	0	8	18
Share-based compensation expense (Note 4.11)	4,091	488	991
Change in operating assets and liabilities:
Change in deferred income (Note 5.15)	(3,895)	739	2,797
Changes in tax positions (Note 4.12)	932	(232)	564
Change in provisions (Note 5.10)	(906)	(594)	608
Change in other operating assets and liabilities	112	16	0
Changes in working capital:
Change in current trade and other receivables (Note 5.3)	6,990	(3,302)	(477)
Change in current trade and other payables (Note 7.1)	(2,781)	4,162	751
Cash inflow/outflow from operating activities	8,899	(671)	6,969
Interest paid	(442)	(509)	(129)
Net cash inflow/outflow from operating activities	8,457	(1,180)	6,840
Expenditure for investments in intangible assets (Note 5.1)	(3,219)	(2,418)	(1,845)
Expenditure for investments in property, plant and equipment (Note 5.2)	(312)	(1,755)	(147)
Cash acquired in business combinations	0	6,606	0
Cash paid for business combinations, net of cash acquired (Note 2.2)	0	0	(5,643)
Settlement of contingent consideration in connection with a business combination	0	(295)	0
Proceeds from the disposal of discontinued operations	0	250	0
Disposal of discontinued operations, net of cash disposed of (Note 4.2)	0	0	18
Cash inflow/outflow from investing activities	(3,531)	2,388	(7,617)
Proceeds from exercise of options	483	120	0
Proceeds from bank loans (Note 5.9)	14,910	0	4
Repayment of bank loans	(2,814)	(5)	0
Payments directly related to loan facility	(60)	0	0
Cash paid for settlement of share-based payment arrangements	(3,161)	0	0
Settlement of deferred compensation in connection with a business combination	0	(1,000)	0
Proceeds from shareholder loans (Note 5.9)	220	0	5,850
Repayment of shareholder loans	(6,157)	0	0
Cash merger consideration payments to Affinitas shareholders	(5,730)	0	0
Cash inflow/outflow from financing activities	(2,309)	(885)	5,854
Change in cash and cash equivalents	2,617	323	5,077
Cash and cash equivalents at January 1	8,214	8,064	2,987
Effect of exchange rate changes on cash and cash equivalents	264	(173)	0
Cash and cash equivalents at December 31	€ 11,095	€ 8,214	€ 8,064